Commitments and Contingencies (Details) $ in Thousands, $ in Millions			3 Months Ended
	Mar. 27, 2024 USD ($)	Jan. 01, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)
Commitments and Contingencies [Line Items]
Unfunded commitments
Services fess	$ 11,100
Accrued amount			$ 20,741		20,840
Development fees		$ 300
Percentage of gross sales		6.00%
Agreement amount			$ 300
Commitments and contingencies			85.00%
Litigation [Member]
Commitments and Contingencies [Line Items]
Accrued amount					11,100
Joint Venture Karnival [Member]
Commitments and Contingencies [Line Items]
Unfunded commitments			$ 2,400	$ 18.7	$ 2,400	$ 18.7